Revenue from contract with customers	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers
7. Revenue from contract with customers
7.1    Revenue disaggregation
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2025, 2024, and 2023.

	2025	2024	2023
Passenger revenue
Passenger revenue	$3,363,175	$3,220,718	$3,263,764
Miles redeemed	68,078	72,643	52,597
	3,431,253	3,293,361	3,316,361

Cargo and mail revenue	115,718	100,507	97,105
Total passenger and cargo and mail revenue	3,546,971	3,393,868	3,413,466

Other operating revenue
Frequent flyer program - marketing services	66,749	47,844	37,930
Other operating revenue	4,102	4,486	5,608
	70,851	52,330	43,538
	$3,617,822	$3,446,198	$3,457,004

7.2    Contract balances
The significant contract liabilities are comprised of ticket sales for transportation that has not yet been provided, recorded as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, recorded as “Frequent flyer deferred revenue”.
The table below presents the changes in air traffic liability:

	2025	2024
Balance at beginning of year	$621,895	$611,856
Sales	4,121,670	3,843,468
Revenue recognition	(3,240,883)	(3,083,778)
Tax recognition	(638,415)	(587,551)
Reimbursements	(97,307)	(119,844)
Interline tickets	(25,012)	(35,485)
Other	(4,332)	(6,771)
Balance at end of year	$737,616	$621,895

The contract duration of passenger tickets is one year. Accordingly, any revenue associated with tickets sold for future travel dates will be recognized within twelve months.
The table below presents the activity of the current and non-current frequent flyer liability:

	2025	2024
Balance at beginning of year	$132,065	$124,816
Deferred of revenue	91,598	79,892
Recognition of revenue	(68,078)	(72,643)
Balance at end of year	$155,585	$132,065

Current	$74,216	$59,449
Non-current	81,369	72,616
	$155,585	$132,065

Contract assets are reflected as accounts receivable. See Note 10.

7.3    Segment reporting
The Company’s business activities are conducted as one operating segment – Air transportation (that includes cargo and mail revenue), the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2025	2024	2023
North America	$1,521,617	$1,375,018	$1,328,504
South America	1,279,177	1,219,893	1,233,362
Central America	696,032	747,871	796,679
Caribbean	50,145	51,086	54,921
	$3,546,971	$3,393,868	$3,413,466

The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.